Fair Value Measurements - Changes in Private Placement Warrants Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Adjustment of Warrants	$ (81,320)	$ 205,062	$ 47,656
Stock Issued During Period, Value, Private Warrants Exercised	(3,592)	(4,124)
Warrants and Rights Outstanding	227,839	312,751
Level 3 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding	227,839	312,751	$ 111,813
Level 3 | Recurring | Private Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Adjustment of Warrants	(81,320)	205,062
Stock Issued During Period, Value, Private Warrants Exercised	$ (3,592)	$ (4,124)